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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended      JUNE 30, 2006

If amended report check here:     _                     Amendment Number:

This Amendment (Check only one.)  _ is a restatement.
                                  _ adds new holding
                                      entries.


John Doerge, Jr.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Doerge & Smith Private   3 First National, Fl 25    Chicago   IL          60602
Advisory, LLC.
--------------------------------------------------------------------------------
Business Address         (Street)                   (City)    (State)     (Zip)


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

John Doerge, Jr.                   Designated Principal           (877) 239-4156
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



                                        ----------------------------------------
                                             (Manual signature of Person Duly
                                             Authorized to Submit This Report)

                                                   3 First National, Fl 25
                                                 Chicago   IL  60602


                                        ----------------------------------------
                                                (Place and Date of Signing)



Report Type:

X       13F HOLDINGS REPORT.

        13F NOTICE.

        13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:              54

Form 13F Information Table Value Total: $         171707.016
                                         (thousands)



List of Other Included Managers:


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).


(If there are no entries in this list, state "NONE" and omit the column headings and list entries .)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1.                                       6.
   ------------- ---------------------     ------------- ---------------------
2.                                       7.
   ------------- ---------------------     ------------- ---------------------
3.                                       8.
   ------------- ---------------------     ------------- ---------------------
4.                                       9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                                      FORM 13F INFORMATION TABLE

COLUMN 1       COLUMN 2   COLUMN 3      COLUMN 4                 COLUMN 5           COL 6      COL 7       COLUMN 8
Name of Issuer   Title     Cusip         VALUE             SHRS OR       SH/  PUT/  Invstmt    Other      VOTING AUTHORITY
                 of Class               (X$1000)           PRN AMT       PRN  CALL  Dscretn    Mngrs   Sole        Shared     None
AMB PROPERTY CO  COM     00163T109          126.375           2500       SH         SOLE        00        2500
ALBERTO CULVER   COM     013068101         7992.711         164054       SH         SOLE        00      164054
ALEXANDRIA REAL  COM     015271109          106.416           1200       SH         SOLE        00        1200
ALLEGHENY TECHN  COM     01741R102         6630.769          95765       SH         SOLE        00       95765
AMERICAN INTL G  COM     026874107         7139.440         120905       SH         SOLE        00      120905
ARCHSTONE SMITH  COM     039583109          132.262           2600       SH         SOLE        00        2600
BP PLC           SPONSO  055622104          121.121           1740       SH         SOLE        00        1740
BED BATH & BEYO  COM     075896100         6824.960         205757       SH         SOLE        00      205757
BOSTON PROPERTI  COM     101121101          126.560           1400       SH         SOLE        00        1400
BOSTON SCIENTIF  COM     101137107           11.300            671       SH         SOLE        00         671
BRISTOL MYERS S  COM     110122108          155.160           6000       SH         SOLE        00        6000
CAMDEN PPTY TR   SH BEN  133131102          132.390           1800       SH         SOLE        00        1800
CAPITAL ONE FIN  COM     14040H105         7694.773          90050       SH         SOLE        00       90050
CISCO SYS INC    COM     17275R102         7365.759         377151       SH         SOLE        00      377151
CITIGROUP INC    COM     172967101         7808.223         161862       SH         SOLE        00      161862
COACH INC        COM     189754104         4911.075         164250       SH         SOLE        00      164250
CONSOLIDATED ED  COM     209115104           44.440           1000       SH         SOLE        00        1000
COUSINS PPTYS I  COM     222795106          105.162           3400       SH         SOLE        00        3400
DEVELOPERS DIVE  COM     251591103          114.796           2200       SH         SOLE        00        2200
DUKE REALTY COR  COM NE  264411505          108.965           3100       SH         SOLE        00        3100
E M C CORP MASS  COM     268648102         6231.563         568055       SH         SOLE        00      568055
EBAY INC         COM     278642103         5883.892         200884       SH         SOLE        00      200884
EQUITY OFFICE P  COM     294741103          113.181           3100       SH         SOLE        00        3100
EQUITY ONE       COM     294752100           94.050           4500       SH         SOLE        00        4500
EQUITY RESIDENT  SH BEN  29476L107          120.771           2700       SH         SOLE        00        2700
ESSEX PPTY TR I  COM     297178105          122.826           1100       SH         SOLE        00        1100
EXXON MOBIL COR  COM     30231G102          233.130           3800       SH         SOLE        00        3800
FEDEX CORP       COM     31428X106         3454.382          29560       SH         SOLE        00       29560
GENENTECH INC    COM NE  368710406          481.393           5885       SH         SOLE        00        5885
GENERAL ELECTRI  COM     369604103         7465.934         226515       SH         SOLE        00      226515
ISTAR FINL INC   COM     45031U101           90.600           2400       SH         SOLE        00        2400
ILLINOIS TOOL W  COM     452308109         5837.038         122885       SH         SOLE        00      122885
INTEL CORP       COM     458140100         7149.567         376293       SH         SOLE        00      376293
INVITROGEN CORP  COM     46185R100         5592.165          84640       SH         SOLE        00       84640
JOHNSON & JOHNS  COM     478160104         7785.346         129929       SH         SOLE        00      129929
KIMCO REALTY CO  COM     49446R109          109.470           3000       SH         SOLE        00        3000
MEDTRONIC INC    COM     585055106         6914.600         147370       SH         SOLE        00      147370
MERRILL LYNCH &  COM     590188108         7038.429         101185       SH         SOLE        00      101185
MICROSOFT CORP   COM     594918104         8366.611         359082       SH         SOLE        00      359082
NATIONAL OILWEL  COM     637071101         3293.906          52020       SH         SOLE        00       52020
NEWCASTLE INVT   COM     65105M108           75.960           3000       SH         SOLE        00        3000
OPENWAVE SYS IN  COM NE  683718308            0.381             33       SH         SOLE        00          33
PEPSICO INC      COM     713448108           19.513            325       SH         SOLE        00         325
PFIZER INC       COM     717081103         7136.171         304055       SH         SOLE        00      304055
PROLOGIS         SH BEN  743410102          114.664           2200       SH         SOLE        00        2200
QUALCOMM INC     COM     747525103         3714.088          92690       SH         SOLE        00       92690
SCANA CORP NEW   COM     80589M102            9.645            250       SH         SOLE        00         250
SIMON PPTY GROU  COM     828806109          107.822           1300       SH         SOLE        00        1300
STRYKER CORP     COM     863667101         6989.207         165975       SH         SOLE        00      165975
SYSCO CORP       COM     871829107         7579.033         248005       SH         SOLE        00      248005
UNIT CORP        COM     909218109         3894.405          68455       SH         SOLE        00       68455
VORNADO RLTY TR  SH BEN  929042109           97.550           1000       SH         SOLE        00        1000
WAL MART STORES  COM     931142103         7891.691         163830       SH         SOLE        00      163830
ZIMMER HLDGS IN  COM     98956P102           45.376            800       SH         SOLE        00         800